Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of financial information for the Company's segments
Revenues	$ 562,400	$ 537,042	$ 479,893	$ 384,997	$ 421,496	$ 402,392	$ 400,411	$ 338,744	$ 1,964,332	$ 1,563,043	$ 1,320,641
Cost of services, rentals, and sales (exclusive of items shown separately below)	293,596	285,124	250,667	217,022	240,149	216,564	211,214	180,565	1,046,409	848,492	751,530
Depreciation, depletion, amortization and accretion	67,264	61,807	60,020	55,824	55,157	53,524	51,238	48,178	244,915	208,097	193,992
General and administrative expenses									376,619	332,602	243,988
Reduction in value of assets											212,527
Income (loss) from operations									296,389	173,852	(81,396)
Interest expense, net of amounts capitalized									(72,994)	(56,480)	(49,702)
Interest income									6,226	5,135	926
Other income (expense)									(822)	825	571
Earnings (losses) from equity-method investments, net									16,394	8,245	(22,600)
Reduction in value of equity-method investment											(36,486)
Income (loss) from continuing operations before income taxes									245,193	131,577	(188,687)
Identifiable Assets	4,048,145				2,907,533				4,048,145	2,907,533	2,516,665
Capital expenditures									507,701	323,244	291,277
Subsea and Well Enhancement [Member]
Summary of financial information for the Company's segments
Revenues									1,353,231	1,088,336	893,765
Cost of services, rentals, and sales (exclusive of items shown separately below)									825,762	672,029	607,720
Depreciation, depletion, amortization and accretion									114,106	93,364	88,364
General and administrative expenses									254,418	223,757	152,097
Reduction in value of assets											212,527
Income (loss) from operations									158,945	99,186	(166,943)
Interest income									4,542	4,548
Other income (expense)									105
Income (loss) from continuing operations before income taxes									163,592	103,734	(166,943)
Identifiable Assets	2,863,550				1,769,813				2,863,550	1,769,813	1,377,122
Capital expenditures									286,066	150,313	99,551
Drilling Products and Services [Member]
Summary of financial information for the Company's segments
Revenues									611,101	474,707	426,876
Cost of services, rentals, and sales (exclusive of items shown separately below)									220,647	176,463	143,810
Depreciation, depletion, amortization and accretion									130,809	114,733	105,628
General and administrative expenses									122,201	108,845	91,891
Income (loss) from operations									137,444	74,666	85,547
Income (loss) from continuing operations before income taxes									137,444	74,666	85,547
Identifiable Assets	947,679				802,785				947,679	802,785	759,418
Capital expenditures									219,121	142,942	124,845
Marine [Member]
Summary of financial information for the Company's segments
Identifiable Assets	164,444				255,883				164,444	255,883	299,834
Capital expenditures									2,514	29,989	66,881
Unallocated [Member]
Summary of financial information for the Company's segments
Interest expense, net of amounts capitalized									(72,994)	(56,480)	(49,702)
Interest income									1,684	587	926
Other income (expense)									(927)	825	571
Earnings (losses) from equity-method investments, net									16,394	8,245	(22,600)
Reduction in value of equity-method investment											(36,486)
Income (loss) from continuing operations before income taxes									(55,843)	(46,823)	(107,291)
Identifiable Assets	$ 72,472				$ 79,052				$ 72,472	$ 79,052	$ 80,291